Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2020		2019
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 21,534	0.65%	$ 26,836	(27.22)%
Brazilian real	2,460	0.07	-	-
British pound	95,686	2.88	(25,725)	26.09
Canadian dollar	50,921	1.53	27,770	(28.17)
Euro	65,867	1.98	354,632	(359.70)
Hong Kong dollar	343,352	10.32	35,935	(36.45)
Japanese yen	7,044	0.21	(175,416)	177.92
Korean won	-	-	158,438	(160.70)
Malaysian ringgit	(454)	(0.01)	(5,904)	5.99
Norwegian krone	28,582	0.86	(87,266)	88.51
Polish zloty	5,645	0.17	54,841	(55.62)
Singapore dollar	2,506	0.08	428	(0.43)
South African rand	(709)	(0.02)	15,179	(15.40)
Swedish krona	(38,236)	(1.15)	23,372	(23.71)
Taiwan dollar	4,160	0.13	(67)	0.07
Thai baht	(898)	(0.03)	(625)	0.63
U.S. dollar	2,739,938	82.33	(501,020)	508.19

Total	$ 3,327,398	100.00%	$ (98,592)	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 171,561	$ (22,821)	$ 147,200	$ (47,110)	$ 248,830
Grains	600,725	(75)	-	(58,775)	541,875
Interest rates	451,704	(77,733)	-	(4,342)	369,629
Livestock	-	-	350	(3,320)	(2,970)
Metals	1,218,228	(162,546)	121,935	(308,748)	868,869
Softs	63,528	(157)	260	(21,214)	42,417
Stock indices	916,090	(102,903)	135,736	(4,437)	944,486
Total futures contracts	3,421,836	(366,235)	405,481	(447,946)	3,013,136

Forward currency contracts	2,207,125	(490,820)	529,838	(1,931,881)	314,262

Total futures and
forward currency contracts	$ 5,628,961	$ (857,055)	$ 935,319	$ (2,379,827)	$ 3,327,398

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 340,590	$ (106,604)	$ 79,540	$ (1,390)	$ 312,136
Grains	19,178	(2,420)	5,688	(210,225)	(187,779)
Interest rates	15,841	(74,086)	562,011	(109,203)	394,563
Livestock	-	(140)	-	-	(140)
Metals	643,619	(256,322)	286,283	(378,574)	295,006
Softs	15,605	(1,265)	6,852	(24,915)	(3,723)
Stock indices	360,698	(293,292)	250,607	(30,604)	287,409
Total futures contracts	1,395,531	(734,129)	1,190,981	(754,911)	1,097,472

Forward currency contracts	3,441,103	(547,890)	503,584	(4,592,861)	(1,196,064)

Total futures and
forward currency contracts	$ 4,836,634	$ (1,282,019)	$ 1,694,565	$ (5,347,772)	$ (98,592)

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2020	2019

Futures contracts:
Energies	$3,051,903	$(5,160,841)
Grains	1,212,044	1,424,403
Interest rates	(5,216,526)	9,961,650
Livestock	304,590	(20,230)
Metals	557,971	(427,650)
Softs	(339,108)	(456,140)
Stock indices	(17,968,251)	9,994,313

Total futures contracts	(18,397,377)	15,315,505

Forward currency contracts	3,988,596	(3,678,413)

Total futures and
forward currency contracts	$(14,408,781)	$11,637,092

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2020		2019
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 9,628,918	$ 6,039,758	$ 13,965,899	$ 13,563,138
Grains	6,007,846	3,897,622	2,112,518	9,978,821
Interest rates	227,557,923	44,906,141	141,987,894	154,073,152
Livestock	124,126	141,586	282,254	573,642
Metals	15,268,657	1,853,382	5,922,254	8,280,007
Softs	1,363,060	1,016,965	356,235	3,444,006
Stock indices	61,118,456	10,191,683	72,818,598	35,956,972

Total futures contracts	321,068,986	68,047,137	237,445,652	225,869,738

Forward currency contracts	45,612,876	23,073,655	32,375,779	71,372,885

Total futures and
forward currency contracts	$ 366,681,862	$ 91,120,792	$ 269,821,431	$ 297,242,623

Offsetting Of Derivative Assets And Liabilities

Offsetting derivative assets and liabilities at December 31, 2020

Assets	Gross amounts of recognized Assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of Assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$856,082	$(137,105)	$718,977
Counterparty J	667,834	(91,621)	576,213
Counterparty L	2,303,401	(585,455)	1,717,946
Total futures contracts	$3,827,317	$(814,181)	$3,013,136

Forward currency contracts
Counterparty G	1,263,361	(926,520)	336,841

Total assets	$5,090,678	$(1,740,701)	$3,349,977

Liabilities	Gross amounts of recognized Liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of Liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty K	1,496,181	(1,473,602)	22,579

Total liabilities	$1,496,181	$(1,473,602)	$22,579

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 718,977	$ -	$ (718,977)	$ -
Counterparty G	336,841	-	-	336,841
Counterparty J	576,213	-	(576,213)	-
Counterparty L	1,717,946	-	(1,717,946)	-

Total	$ 3,349,977	$ -	$ (3,013,136)	$ 336,841

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	$ 22,579	$ -	$ (22,579)	$ -

Total	$ 22,579	$ -	$ (22,579)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2020.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2020.

Offsetting derivative assets and liabilities at December 31, 2019

Assets	Gross amounts of recognized Assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of Assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$719,162	$(343,980)	$375,182
Counterparty I	1,247,715	(935,027)	312,688
Counterparty J	619,635	(210,033)	409,602

Total assets	$2,586,512	$(1,489,040)	$1,097,472

Liabilities	Gross amounts of recognized Liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of Liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty G	2,882,795	(2,020,760)	862,035
Counterparty K	2,257,956	(1,923,927)	334,029

Total liabilities	$5,140,751	$(3,944,687)	$1,196,064

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 375,182	$ -	$ (375,182)	$ -
Counterparty I	312,688	-	(312,688)	-
Counterparty J	409,602	-	(409,602)	-

Total	$ 1,097,472	$ -	$ (1,097,472)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 862,035	$ -	$ (862,035)	$ -
Counterparty K	334,029	-	(334,029)	-

Total	$ 1,196,064	$ -	$ (1,196,064)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019.